Director's Loans - Schedule of Borrowings (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Borrowings [abstract]
Current portion	$ 893,800
Non-current portion		763,544
Total	$ 893,800	$ 763,544	$ 1,330,500